NUVEEN QUANTITATIVE LARGE CAP CORE FUND

SUPPLEMENT DATED MAY 16, 2011

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 2011,

AS PREVIOUSLY SUPPLEMENTED MARCH 2, 2011 AND APRIL 11, 2011

Effective May 16, 2011, Nuveen Quantitative Large Cap Core Fund has changed its name to Nuveen Quantitative Enhanced Core Equity Fund.

PLEASE KEEP THIS WITH YOUR

FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-QSAI-0511P